22. DERIVATIVE FINANCIAL INSTRUMENTS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current assets	R$ 182.3	R$ 90.5
Current liabilities	(235.0)	(299.5)
Designated as Cash Flow Hedge [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	140.9	27.4
Liabilities	(110.7)	(208.8)
Designated as Cash Flow Hedge [Member] | Non-Deliverable Forward (NDF) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	16.8	1.1
Designated as Cash Flow Hedge [Member] | Currency Option Contracts [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	101.4	23.5
Liabilities	(75.8)	(25.9)
Designated as Cash Flow Hedge [Member] | Commodities (Corn) Non-Deliverable Forward (NDF) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	22.1	0.8
Liabilities	(3.5)	(4.6)
Designated as Cash Flow Hedge [Member] | Corn Option Contracts - B3 [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	0.0	0.8
Liabilities	0.0	(0.6)
Designated as Cash Flow Hedge [Member] | Commodities (soybean) non-deliverable forward (NDF) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	0.6	1.1
Liabilities	(3.3)	0.0
Designated as Cash Flow Hedge [Member] | Commodities (soybean oil) non-deliverable forward (NDF) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	0.0	0.1
Liabilities	(4.3)	(0.1)
Designated as Cash Flow Hedge [Member] | Non-deliverable forward of currency (NDF) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities	(21.0)	(6.8)
Designated as Cash Flow Hedge [Member] | Corn Future Contracts - B3 [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities	(0.1)	0.0
Designated as Cash Flow Hedge [Member] | Commodities (soybean meal) non-deliverable forward (NDF) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities	(2.7)	(3.0)
Designated as Cash Flow Hedge [Member] | Soybean meal option contracts [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities	0.0	(1.5)
Designated as Cash Flow Hedge [Member] | Exchange Rate Contracts Currency (Swap) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities	0.0	(166.3)
Not Designated As Cash Flow Hedge [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	41.4	63.1
Liabilities	(124.3)	(90.7)
Not Designated As Cash Flow Hedge [Member] | Currency Option Contracts [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	2.6	1.5
Not Designated As Cash Flow Hedge [Member] | Non-deliverable forward of currency (NDF) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	2.4	36.4
Liabilities	(12.3)	(2.0)
Not Designated As Cash Flow Hedge [Member] | Exchange Rate Contracts Currency (Swap) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	36.4	25.2
Not Designated As Cash Flow Hedge [Member] | Currency future contracts - B3 [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities	(9.4)	(0.2)
Not Designated As Cash Flow Hedge [Member] | Swap (Index / Currency / Stocks) [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities	(3.4)	(2.0)
Not Designated As Cash Flow Hedge [Member] | Deliverable Forwards Contracts [Member]
OtherFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities	R$ (99.2)	R$ (86.5)